Pledged Assets and Collateral, Collateral Accepted (Details) - USD ($) $ in Billions	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments Pledged as Collateral [Abstract]
Fair value of securities received as collateral that can be resold or repledged	$ 216.6	$ 136.6
Fair value of securities received as collateral that have been resold or repledged	$ 103.3	$ 59.1